Income Tax - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 2,972	$ 1,387	$ 186
Deferred	1,601	(1,619)	(38)
Total provision for (benefit from) income tax	$ 4,573	$ (232)	$ 148